Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended					12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		12 Months Ended	11 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended	11 Months Ended	9 Months Ended								1 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Nov. 16, 2012 APX Group, Inc. [Member]	Dec. 31, 2012 Successor [Member]	Nov. 16, 2012 Successor [Member] APX Group, Inc. [Member]	Dec. 31, 2011 Scenario One [Member]	Dec. 31, 2009 Interest Rate Swap [Member]	Dec. 31, 2011 Minimum [Member] Scenario One [Member]	Dec. 31, 2011 Minimum [Member] Scenario Two [Member]	Dec. 31, 2011 Prime Rate [Member] Scenario One [Member]	Dec. 31, 2011 Federal Funds Effective Rate [Member] Scenario One [Member]	Dec. 31, 2011 London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2011 London Interbank Offered Rate (LIBOR) [Member] Scenario Two [Member]	Nov. 16, 2012 Credit Agreement	Dec. 31, 2012 Credit Agreement	Sep. 30, 2013 6.375% Senior Secured Notes due 2019 [Member]	Dec. 31, 2012 6.375% Senior Secured Notes due 2019 [Member]	Nov. 16, 2012 6.375% Senior Secured Notes due 2019 [Member]	Sep. 30, 2013 6.375% Senior Secured Notes due 2019 [Member] APX Group, Inc. [Member]	Dec. 31, 2012 6.375% Senior Secured Notes due 2019 [Member] APX Group, Inc. [Member]	Nov. 16, 2012 6.375% Senior Secured Notes due 2019 [Member] APX Group, Inc. [Member]	Dec. 31, 2012 6.375% Senior Secured Notes due 2019 [Member] Successor [Member]	Nov. 16, 2012 6.375% Senior Secured Notes due 2019 [Member] Successor [Member] APX Group, Inc. [Member]	Sep. 30, 2013 8.75% Senior Notes due 2020 [Member]	Dec. 31, 2012 8.75% Senior Notes due 2020 [Member]	Nov. 16, 2012 8.75% Senior Notes due 2020 [Member]	Sep. 30, 2013 8.75% Senior Notes due 2020 [Member] APX Group, Inc. [Member]	Dec. 31, 2012 8.75% Senior Notes due 2020 [Member] APX Group, Inc. [Member]	May 31, 2013 8.75% Senior Notes due 2020 [Member] APX Group, Inc. [Member]	Nov. 16, 2012 8.75% Senior Notes due 2020 [Member] APX Group, Inc. [Member]	Dec. 31, 2012 8.75% Senior Notes due 2020 [Member] Successor [Member]	May 31, 2013 8.75% Senior Notes due 2020 [Member] Successor [Member] APX Group, Inc. [Member]	Nov. 16, 2012 8.75% Senior Notes due 2020 [Member] Successor [Member] APX Group, Inc. [Member]	Sep. 30, 2013 Registration Rights Agreement [Member]	Dec. 31, 2012 Revolving Line Of Credit [Member] Credit Agreement	Dec. 31, 2011 Revolving Line Of Credit [Member] Credit Agreement	Dec. 31, 2012 Delayed Draw Term Loan [Member] Credit Agreement	Dec. 31, 2011 Delayed Draw Term Loan [Member] Credit Agreement	Dec. 31, 2012 Term Loan Credit Facility [Member] Credit Agreement	Dec. 31, 2011 Term Loan Credit Facility [Member] Credit Agreement	Feb. 28, 2012 Fourth Amendment To Credit Facility [Member] Before Amendment [Member]	Feb. 28, 2012 Fourth Amendment To Credit Facility [Member] After Amendment [Member]	Nov. 16, 2012 Senior Secured Revolving Credit Facility [Member]	Nov. 16, 2012 Senior Secured Revolving Credit Facility [Member] APX Group, Inc. [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member]
Proforma Debt Instrument [Line Items]
Senior secured notes issued	$ 1,333,000,000	$ 1,508,385,000		$ 1,305,000,000	$ 1,333,000,000	$ 1,305,000,000											$ 925,000,000	$ 925,000,000	$ 925,000,000			$ 925,000,000	$ 925,000,000	$ 925,000,000	$ 583,385,000	$ 380,000,000	$ 380,000,000				$ 380,000,000	$ 380,000,000	$ 200,000,000	$ 380,000,000
Debt instrument interest rate																	6.375%	6.375%		6.375%	6.375%		6.375%	6.375%	8.75%	8.75%		8.75%	8.75%			8.75%	8.75%	8.75%
Debt instrument maturity year																	Dec. 01, 2019	Dec. 01, 2019		Dec. 01, 2019	Dec. 01, 2019		Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2020	Dec. 01, 2020		Dec. 01, 2020	Dec. 01, 2020			Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020									Apr. 30, 2013
New senior secured notes issued																																												10,000,000	10,000,000
Debt instrument interest rate percentage																												101.75%					101.75%
Credit facility, aggregate principal amount																690,000,000																				85,000,000		250,000,000		355,000,000		690,000,000	762,000,000			200,000,000
Credit facility, commitment fee																																														0.50%
Credit facility, due date																																														Nov. 16, 2017
Line of credit, amount outstanding																																					18,741,000		250,000,000		355,000,000
Write off unamortized debt issuance cost	3,451,000														3,451,000
Interest rate at period end											3.25%			0.2836%
Interest rate							9.00%					0.50%	10.00%	10.00%
Interest rate, minimum									6.00%	3.00%
Debt weighted average interest rate			13.95%
Unused fees percent of revolving credit facility	1.25%
Notional amount								50,000,000
Interest rate swap agreement, expiration date								Jul. 02, 2012
New additional senior secured notes issued																														$ 200,000,000
Exchange offer completion date																																			Oct. 29, 2013